Class K [Member] Investment Objectives and Goals - Class K - BlackRock Low Duration Bond Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Low Duration Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.